Material Accounting Policy Information (Details) - Schedule of Useful Lives of Intangible Assets	12 Months Ended
Dec. 31, 2023
Data Access Agreement [Member]
Schedule of useful lives of intangible assets [Line Items]
Range	Straight-line over 14 years
Data Purchases [Member]
Schedule of useful lives of intangible assets [Line Items]
Range	Indefinite life intangible asset